Stockholders' Equity- Preferred Stock Outstanding (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified										3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series C Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series C Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Mar. 31, 2014 Cumulative Convertible Preferred Stock Series E Preferred Stock	Dec. 31, 2013 Cumulative Convertible Preferred Stock Series E Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares designated	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	500,000	5,000,000	5,000,000	4,000,000	4,000,000	2,000,000	2,000,000
Shares issued	1,514,155	1,514,155	1,105,155	269,608	269,608	131,347	131,347			704,200	704,200	409,000	409,000
Shares outstanding	1,514,155	1,514,155	1,105,155	269,608	269,608	131,347	131,347			704,200	704,200	409,000	409,000
Liquidation preference				$ 975	$ 975	$ 380	$ 380			$ 7,042	$ 7,042	$ 4,090	$ 4,090
Cumulative preferred dividends	2,037	1,956	361	383	363	100	92			213	213	76	76
Preferred stock, issuance costs										1,374	1,374	875	875
Conversion benefits on preferred stock											1,500
Preferred stock, beneficial conversion feature										1,528
Imputed dividends												$ 27